Finance Costs And Income - Summary of finance costs and income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Finance Costs [Abstract]
Interest on debt		$ 63	$ 86
Debt extinguishment costs of the 2027 Notes	[1]	42	0
Accretion of Notes discount		7	12
Lease interest expense		4	4
Other interest expense		8	1
Total finance costs		124	103
Finance Income
Interest income		4	5
Net finance costs		$ 120	$ 98

[1]	Debt extinguishment costs of the 2027 Notes for the year ended December 31, 2025, includes $29 million for derecognition of the remaining 2027 Notes discount and deferred transaction costs, and $13 million premium on early redemption of the 2027 Notes.